Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 334,578,933.32
Previously Paid Amount	17,050.24
Total Fee Amount	51,224.48
Total Offset Amount	34,129.86
Net Fee	$ 44.38